Income Tax Recovery - Summary of Income taxes in the consolidated statements of net (loss) income (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure Of Reconciliation Of Tax Expense Income At Applicable Tax Rate To Provision For Income Taxes [Abstract]
Applicable tax rate	25.00%	25.00%